Expenses - Additional Information (Details) - Selling and marketing expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Accruals of provision for bad and doubtful debts	€ 682	€ 759	€ 933
Release of provision for expected credit loss		(770)	(936)
Receivables write-off		€ 11	€ 3